DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 46,723,990		$ 41,407,697		$ 36,168,618
Social security taxes	7,736,209		7,851,574		7,335,967
Compensation to Directors and Statutory Committee	407,036		392,053		386,737
Professional services fees	7,423,325		5,120,449		3,101,696
Technical operator assistance fees	6,078,353		9,551,489		13,235,940
Materials	7,690,001		4,965,971		4,986,720
Third parties services	4,770,767		4,868,722		4,404,920
Telecommunications and post expenses	216,314		262,962		295,737
Rents	1,315,717		339,374		190,344
Transports and freight	2,248,073		1,911,595		1,547,379
Easements	801,674		625,789		1,106,805
Offices supplies	256,530		146,187		120,294
Travels expenses	961,657		616,830		340,783
Insurance	2,121,299		2,141,684		2,653,757
Property, plant and equipment maintenance	20,273,800		20,129,944		24,336,339
Depreciation of property, plant and equipment	60,627,686		60,950,789		58,299,088
Taxes and contributions	31,061,332		33,812,652		32,491,050
Advertising	884,640		588,844		322,456
Doubtful accounts	170,614		0		(403,942)
Banks expenses	166,616		309,371		72,683
Interests expense	24,627,599		21,170,971		27,103,059
Foreign exchange loss	479,075,435		162,261,989		75,483,148
Costs of services rendered to third parties			152,347		348,627
Other expenses	1,660,537		1,364,890		906,639
Total	707,299,204		380,944,173		294,834,844
Tax on exports	8,235,527		11,395,810		9,559,483
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	18,972,152		17,389,327		15,654,833
Social security taxes	3,247,120		3,220,136		3,262,901
Compensation to Directors and Statutory Committee	0		0		0
Professional services fees	447,268		152,503		218,845
Technical operator assistance fees	238,800		874,149		2,317,203
Materials	2,098,683		1,440,796		1,654,886
Third parties services	2,336,490		2,115,909		2,062,951
Telecommunications and post expenses	46,110		50,224		58,373
Rents	157,220		54,742		88,013
Transports and freight	1,381,860		1,087,224		895,204
Easements	801,674		488,057		1,040,126
Offices supplies	125,826		57,760		42,414
Travels expenses	489,282		318,688		189,781
Insurance	1,246,406		1,242,401		1,541,932
Property, plant and equipment maintenance	14,992,492		15,916,630		20,547,810
Depreciation of property, plant and equipment	37,600,030		41,061,392		39,128,286
Taxes and contributions	5,995,023		5,563,067		5,635,806
Advertising	0		0		0
Doubtful accounts	0				0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties			0		0
Other expenses	590,917		387,228		324,082
Total	90,767,353		91,420,233		94,663,446
Operating Expenses, Non Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	15,729,859		14,104,839		12,094,067
Social security taxes	2,802,891		2,773,490		2,556,436
Compensation to Directors and Statutory Committee	0		0		0
Professional services fees	797,379		1,870,411		323,833
Technical operator assistance fees	5,839,553		8,677,340		10,918,737
Materials	5,591,318		3,521,432		3,331,688
Third parties services	2,247,126		2,144,758		2,097,461
Telecommunications and post expenses	86,635		82,906		57,016
Rents	1,120,550		251,533		51,142
Transports and freight	833,729		785,859		627,110
Easements	0		137,732		66,679
Offices supplies	49,242		29,889		26,410
Travels expenses	228,985		109,276		65,822
Insurance	742,872		738,880		928,147
Property, plant and equipment maintenance	4,842,909		3,968,261		3,534,262
Depreciation of property, plant and equipment	19,907,412		16,153,353		15,187,279
Taxes and contributions	171,272		189,601		232,958
Advertising	236		0		0
Doubtful accounts	0				0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties			152,347		348,627
Other expenses	969,699		704,548		495,266
Total	61,961,667		56,396,455		52,942,940
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	9,613,195		7,594,762		6,452,777
Social security taxes	1,223,534		1,375,553		1,063,990
Compensation to Directors and Statutory Committee	407,036		392,053		386,737
Professional services fees	4,531,240		2,797,783		2,433,349
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	187,151		608,055		244,508
Telecommunications and post expenses	73,747		115,006		151,867
Rents	35,914		30,060		48,436
Transports and freight	32,474		37,347		24,016
Easements	0		0		0
Offices supplies	72,173		56,041		46,126
Travels expenses	203,899		143,961		69,656
Insurance	132,021		160,403		183,678
Property, plant and equipment maintenance	438,399		245,053		254,267
Depreciation of property, plant and equipment	3,120,244		3,736,044		3,983,523
Taxes and contributions	201,507		92,205		100,915
Advertising	0		0		0
Doubtful accounts	0				0
Banks expenses	166,616		309,371		72,683
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties			0		0
Other expenses	6,105		226,047		41,607
Total	20,445,255		17,919,744		15,558,135
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	2,408,784		2,318,769		1,966,941
Social security taxes	462,664		482,395		452,640
Compensation to Directors and Statutory Committee	0		0		0
Professional services fees	1,647,438		299,752		125,669
Technical operator assistance fees	0		0		0
Materials	0		3,743		146
Third parties services	0		0		0
Telecommunications and post expenses	9,822		14,826		28,481
Rents	2,033		3,039		2,753
Transports and freight	10		1,165		1,049
Easements	0		0		0
Offices supplies	9,289		2,497		5,344
Travels expenses	39,491		44,905		15,524
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	24,693,530	[1]	27,967,779	[2]	26,521,371	[3]
Advertising	884,404		588,844		322,456
Doubtful accounts	170,614				(403,942)
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties			0		0
Other expenses	93,816		47,067		45,684
Total	30,421,895		31,774,781		29,084,116
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Statutory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travels expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Doubtful accounts	0				0
Banks expenses	0		0		0
Interests expense	24,627,599		21,170,971		27,103,059
Foreign exchange loss	479,075,435		162,261,989		75,483,148
Costs of services rendered to third parties			0		0
Other expenses	0		0		0
Total	$ 503,703,034		$ 183,432,960		$ 102,586,207

[1]	Includes tax on exports for Ps. 8,235,527 for the year ended December 31, 2023.
[2]	Includes tax on exports of Ps. 11,395,810 for the year ended December 31, 2022.
[3]	Includes tax on exports for Ps. 9,559,483 for the year ended December 31, 2021.